Goodwill and Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2014	Nov. 02, 2014	Feb. 03, 2013	Jan. 29, 2012
Goodwill And Intangible Assets [Line Items]
Useful Lives	3 years 8 months 12 days
Goodwill	$ 272,428	$ 272,445	$ 272,278	$ 272,286
Tradenames	79,000	79,000	79,000
Total goodwill and intangibles	362,128		361,978
Accumulated Amortization	(5,665)		(4,261)
Indefinite-lived Intangible Assets
Goodwill And Intangible Assets [Line Items]
Total goodwill and intangibles	351,428		351,278
Trademarks
Goodwill And Intangible Assets [Line Items]
Useful Lives	7 years
Gross Carrying Amount	8,500		8,500
Accumulated Amortization	(4,471)		(3,255)
Customer Relationships
Goodwill And Intangible Assets [Line Items]
Useful Lives	9 years
Gross Carrying Amount	1,700		1,700
Accumulated Amortization	(694)		(506)
Non-compete agreements
Goodwill And Intangible Assets [Line Items]
Useful Lives	2 years
Gross Carrying Amount	500		500
Accumulated Amortization	(500)		(500)
Finite lived intangible assets subject to amortization
Goodwill And Intangible Assets [Line Items]
Gross Carrying Amount	$ 10,700		$ 10,700